Post-employment benefits - Schedule of defined benefit liability (asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Total net periodic cost (income)	€ 1,169	€ 1,199	€ 652
Pension defined benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Pension liability	7,020	7,619	5,062
Long service leave	536	343	0
Total net periodic cost (income)	1,106	1,155	341
Long service leave	199	76	0
Remeasurements of post employment benefit obligations	€ (52)	€ 2,162	€ (428)